BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Schedule of Business Acquisitions
The details of the Golar Eskimo acquisition are as follows:

Golar Eskimo
(in thousands of $)	January 20, 2015
Purchase consideration (1)	226,010
Less: Fair value of net assets (liabilities) acquired:
Vessel and equipment	292,872
Intangible asset	95,520
Cash	298
Other assets and liabilities	150
Long-term debt	(162,830)
Subtotal	(226,010)
Difference between the purchase price and fair value of net assets acquired	—
__________________________________________
(1) The purchase consideration comprised the following:

(in thousands of $)	Golar Eskimo
Loan from Golar	220,000
Cash consideration paid to Golar	7,170
Purchase price adjustments	(1,160)
226,010

Schedule of Pro Forma Financial Information
The table below shows our summarized consolidated pro forma annual financial information for the year ended December 31, 2015, giving effect to our acquisition of the Golar Eskimo as if it had taken place on January 1, 2015.

Unaudited
(in thousands of $, except per unit data)	2015
Revenues	435,573
Net income	163,022